Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity
15.	Equity

	December 31, 2024	December 31, 2024	December 31, 2023	December 31, 2023	December 31, 2022	December 31, 2022
	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares	Par Value Per Share	Number of shares
	USD		USD		USD
Share capital
Authorized shares
Class A Ordinary Shares	0.00001	250,000,000	0.00001	250,000,000	0.00001	250,000,000
Class B Ordinary Shares	0.00001	100,000,000	0.00001	100,000,000	0.00001	100,000,000

Issued and outstanding shares
Class A Ordinary Shares	0.00001	-	0.00001	-	0.00001	-
Class B Ordinary Shares	0.00001	20,888,886	0.00001	100,000	0.00001	100,000

The Company was incorporated under the laws of the British Virgin Islands on May 2, 2023. The original authorized share capital of the Company was USD 50,000 divided into 50,000 Ordinary Shares, par value USD 1 per share with 1 share issued and outstanding at incorporation.

On March 14, 2024, the Company sub-divided, re-designated and reclassified the 50,000 authorized shares as below:

(i)	50,000 authorized shares were sub-divided to 5,000,000,000 shares of a single class each with a par value of USD 0.00001.

(ii)	4,650,000,000 shares of USD 0.00001 each was cancelled to reduce the number of shares to 350,000,000 of a single class each with a par value of USD 0.00001.

(iii)	The Company further reclassified the shares into (i) 250,000,000 Class A Ordinary Shares with a par value of USD 0.00001 each; and (ii) 100,000,000 Class B Ordinary Shares with a par value of USD 0.00001 each.

Equity

The shareholders’ equity structure as of December 31, 2023 and 2022 are presented after giving retrospective effect on January 1, 2022 to the reorganization of the Company that was under common control and completed on November 3, 2023. Immediately before and after reorganization, the Company, together with its subsidiaries, were effectively controlled by the same shareholders; therefore, for accounting purposes, the reorganization was accounted for as a recapitalization.

a.	Merger reserves

The merger reserves represent the differences between the consideration paid and the share capital and capital reserves of the subsidiaries acquired under common control.

b.	Other reserves

Other reserves represent reserves arising from bad debt of merger for the subsidiaries acquired under common control and foreign currency exchange translation reserve, which is used to record the foreign currency exchange differences arising from the translation of the consolidated financial statement of foreign subsidiaries whose functional currency is different from that of the presentation currency of the Group.

Accordingly, the Company issued 0 Class A Ordinary Shares and 100,000 Class B Ordinary Shares, which were outstanding as of December 31, 2023.

On March 18, 2024, the Company has further issued 20,788,886 Class B Ordinary Shares with par value of USD 0.00001 per share, to members of our Board, executive officers or their affiliates and existing shareholders resulting in a total of 20,888,886 Class B Ordinary Shares issued and outstanding to members of our Board, executive officers or their affiliates and existing shareholders resulting in a total of 20,888,886 Class B Ordinary Shares as of December 31, 2024.